UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut	06854
(Address of principal executive offices)	(Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: FEBRUARY 28

Date of reporting period: MARCH 1, 2005 - FEBRUARY 28, 2006 (Annual Shareholder Report)

Item 1. Reports to Shareholders

Systematic Value Fund

February 28, 2006

AR004

Systematic Value Fund

Annual Report—February 28, 2006

TABLE OF CONTENTS	Page
LETTER TO SHAREHOLDERS	1

ABOUT YOUR FUND’S EXPENSES	2

PORTFOLIO MANAGER’S COMMENTS	3

FUND SNAPSHOTS Porfolio breakdown and top ten holdings at February 28, 2006	5

SCHEDULE OF PORTFOLIO INVESTMENTS	6

FINANCIAL STATEMENTS:

Statement of Assets and Liabilities	9
Fund balance sheet, net asset value (NAV) per share computation and cumulative undistributed amount

Statement of Operations	10
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal year

Statements of Changes in Net Assets	11
Detail of changes in Fund assets for the past two fiscal years

FINANCIAL HIGHLIGHTS	12
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	13
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	19

TRUSTEES AND OFFICERS	20

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds or Managers AMG Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Fellow Shareholder:

We are pleased to report that as of March 31, 2006, the Systematic Value Fund reported $55.8 million in assets, marking a year of significant asset growth for the Fund.

Stock and bond markets have proved surprisingly resilient in the last 12 months, despite a series of natural disasters throughout the world, rising energy prices and continuing political unrest in many nations.

Money managers make investment decisions based on facts, models, research and history. Yet recent events have made it all too clear that even the most careful analysis and calculations can be disrupted by the events of a day or two—even an hour or two.

If this year has proved the old adage that nothing is certain but change, it’s also proven that successful investing requires both diversification and patience.

Diversification means that you should have investments in both stocks and bonds, domestic and international, large capitalization and small, short maturities and long ones. But to us at Managers, it also means that the people picking those securities should be a diverse group, subscribing to different investment philosophies.

Successful investing requires both diversification and patience

Why? Because no single approach will succeed in every kind of market environment.

Managers have different views of the world. You wouldn’t invest most of your portfolio in a single market sector. For the same reasons, it’s unwise to have most of your portfolio managed according to a single investing philosophy.

At Managers, we hire subadvisors. That allows you to choose among a range of holdings and investment management philosophies—often within the same asset class. Should unforeseen events trump every analysis and forecast, you’ll have a variety of investments, a variety of investment managers, and a variety of investment philosophies to cushion you.

Patience is just as important as diversity. Historically, long-term investors do better than people who try to time the market. Determine your investing strategy. Select a variety of investments and managers that will provide diversification. Then, invest regularly and remain true to your investing plan—no matter what you read in the headlines.

We know this hasn’t been the easiest 12 months in which to follow that advice. So we invite you to visit our Web site at www.managersinvest.com and read a short article entitled “Investing for the Long Term” that explains the value of a patient investing strategy.

In addition to this article, you’ll find detailed profiles on our subadvisors and their individual investing styles, as well as information about each of our Funds, with an annual commentary. If you have any questions, we invite you to call us at 800.835.3879. Thank you for investing with Managers AMG Funds.

Sincerely,

/s/ Peter M. Lebovitz	/s/ Thomas G. Hoffman, CFA
Peter M. Lebovitz President Managers AMG Funds	Thomas G. Hoffman, CFA Executive Vice President Chief Investment Officer Managers Investment Group LLC

About Your Fund’s Expenses

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-l) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended February 28, 2006	Beginning Account Value 9/1/05	Ending Account Value 2/28/06	Expenses Paid During the Period*
Class A Shares[1]
Actual	$1,000	$1,076	$5.92
Hypothetical (5% return before expenses)	$1,000	$1,019	$5.76

Class C Shares[1]
Actual	$1,000	$1,068	$9.74
Hypothetical (5% return before expenses)	$1,000	$1,015	$9.49

Institutional Class Shares
Actual	$1,000	$1,078	$4.64
Hypothetical (5% return before expenses)	$1,000	$1,020	$4.51

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.
[1]	Class A and Class C shares commenced operations at the close of business on February 28, 2006. The amounts listed are based on the operating history of the Institutional Class shares during the past six months, plus Class A and Class C shares’ Rule12b-l fees of 0.25% and 1.00%, respectively.

Systematic Value Fund

Portfolio Manager’s Comments

Year in Review

The U.S. equity markets advanced at a steady pace, delivering solid returns across the board for the year ended February 28, 2006. Small cap stocks sustained their dominance over their large-cap counterparts, as evidenced by the 16.6% return of the Russell 2000 Index, compared with the 9.9% gain for the Russell 1000 Index. There was no clear separation in performance between value and growth, as the Russell 3000 Value and Russell 3000 Growth Indexes both advanced approximately 10%. An encouraging sign for the Fund was the prolonged string of strong corporate earnings reports, which continued to show double-digit earnings growth.

The Managers AMG Systematic Value Fund returned 12.02% for the year ended February 28, 2006, ahead of its benchmark, the Russell 1000 Value Index, which returned 10.26%. The Fund’s strong relative performance can be attributed to stock selection, specifically in the consumer discretionary, financial, and energy sectors. Within the consumer discretionary sector, the Fund was especially effective with its selections in the specialty retail industry. In the capital markets industry, financial selections added the most value. The Fund was adversely affected by its sector weights, specifically its overweight in the consumer discretionary sector, which was the only sector in the benchmark with a negative return (2.0)%. Stock selection in materials and industrials also detracted from performance.

As of February 28, 2006, the Fund’s weighted-average market cap was approximately $76.7 billion, compared with $82.5 billion for the benchmark. The Fund was over-weight consumer discretionary, information technology, industrials, health care, and consumer staples. Underweight sectors included financials, energy, utilities, materials, and telecommunication services.

Outlook

By all accounts, the U.S. economy seems to be expanding at a solid pace, without any signs of overheating. While inflation risks seem to be under control, it is widely expected that the Fed will raise its overnight lending rate at least one more time, at which point it may pause to assess the situation.

We continue to be encouraged by the direction of earnings, which remains positive despite the headwinds of higher energy costs and short-term interest rates. Although bearish opinion holds that there may be a collapse of the housing market that will have severe implications on consumer spending habits, we think that consumer resiliency will prevail and the economy will continue to grow at a steady pace.

Systematic Value Fund

Portfolio Manager’s Comments (continued)

Cumulative Total Return Performance

The Fund’s cumulative total return is based on the daily change in net asset value (NAV), and assumes that all distributions were reinvested. The Russell 1000 Value Index is a large cap value index measuring the performance of the largest 1,000 U.S. incorporated companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 1000 Value Index is unmanaged, is not available for investment, and does not incur expenses. The chart illustrates the performance of a hypothetical $10,000 investment made in the Fund’s Institutional Class Shares on April 1, 2002, to a $10,000 investment made in the Russell 1000 Value Index for the same time period. Performance for periods longer than one year is annualized. The graph and table do not reflect the deduction of taxes that a shareholder would pay on a Fund distribution or redemption of shares. The listed returns for the Fund are net of expenses and the returns for the index exclude expenses. Total returns for the Fund would have been lower had certain expenses not been reduced.

The table below shows the average annual total returns for Systematic Value Fund - Institutional Class Shares and the Russell 1000 Value Index since inception through February 28, 2006.

AVERAGE ANNUAL TOTAL RETURNS:	1 Year	3 Years	Since Inception*
Systematic Value Fund - Institutional Class	12.02%	22.21%	10.54%
Russell 1000 Value Index	10.26%	21.29%	8.58%

*	Commencement of operations was April 1, 2002.

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Systematic Value Fund

Fund Snapshots

February 28, 2006

Portfolio Breakdown (% of net assets)

Top Ten Holdings

Security Name	Percentage of Net Assets
Exxon Mobil Corp.*	4.3%
Chesapeake Energy Corp. *	3.6
Bank of America Corp. *	3.6
Pfizer, Inc.*	3.3
Citigroup, Inc.*	2.7
Bear Stearns Co., Inc., The*	2.7
Merrill Lynch & Co., Inc.*	2.2
American International Group, Inc.	2.1
Verizon Communications, Inc.	2.0
Textron, Inc.	2.0

Top Ten as a Group	28.5%

*	Top Ten Holding at August 31, 2005

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Any securities discussed may no longer be held in an account’s portfolio. It should not be assumed that any of the securities transactions discussed were or will prove to be profitable, or that the investment recommendations we make in the future will be profitable.

Systematic Value Fund

Schedule of Portfolio Investments

February 28, 2006

	Shares		Value
Common Stocks - 97.8%
Consumer Discretionary - 12.5%
Abercrombie & Fitch Co.	1,600		$107,712
Boyd Gaming Corp.	5,500	[1]	240,515
Federated Department Stores, Inc.	3,500		248,640
Harmon International Industries, Inc.	2,500	[1]	275,875
Home Depot, Inc.	5,000	[1]	210,750
J.C. Penney Co., Inc.	6,400	[1]	375,296
Johnson Controls, Inc.	1,900		135,413
McDonald’s Corp.	5,900		205,969
Royal Caribbean Cruises, Ltd.	4,300	[1]	189,458
Time Warner, Inc.	13,200	[1]	228,492
Walt Disney Co., The*	11,200		313,488
Total Consumer Discretionary			2,531,608
Consumer Staples - 6.0%
Altria Group, Inc.	4,800		345,120
Archer-Daniels-Midland Co.	9,200		291,824
Coca-Cola Co., The	3,400		142,698
Kroger Co.*	12,300		246,492
Procter & Gamble Co.	3,100		185,783
Total Consumer Staples			1,211,917
Energy - 11.9%
Chesapeake Energy Corp.	24,800	[1]	736,312
ChevronTexaco Corp.	4,000		225,920
Cimarex Energy Co.*	8,600		366,876
Exxon Mobil Corp.	14,700		872,739
Valero Energy Corp.	4,000		215,160
Total Energy			2,417,007
Financials - 29.8%
American International Group, Inc.	6,300		418,068
AmeriCredit Corp.*	6,800	[1]	200,600
AON Corp.	2,800		110,908
Assurant, Inc.	7,700		349,580
Bank of America Corp.	15,900		729,015
Bear, Stearns & Co., Inc.	4,100		551,204
Citigroup, Inc.	12,000		556,440
E*Trade Group, Inc.*	11,600	[1]	296,728
Hartford Financial Services Group, Inc.	3,200		263,616
Host Marriott Corp.	7,800	[1]	151,554
JPMorgan Chase & Co.	9,600		394,944

The accompanying notes are an integral part of these financial statements.

Systematic Value Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Financials (continued)
Lincoln National Corp.	1,800		$102,186
Loews Corp.	3,100		286,006
Merrill Lynch & Co., Inc.	5,800		447,818
Metlife, Inc.	700		35,084
Morgan Stanley Co.	3,300		196,878
Prudential Financial, Inc.	3,700	[1]	285,048
St. Paul Travelers Companies, Inc., The	6,400	[1]	275,072
Zions Bancorporation	4,600		379,592
Total Financials			6,030,341
Health Care - 7.7%
Amgen, Inc.*	1,800		135,882
CIGNA Corp.	2,200		270,050
Coventry Health Care, Inc.*	2,800		166,936
Merck & Co., Inc.	6,200		216,132
Pfizer, Inc.	25,600		670,464
Sepracor, Inc.*	1,900	[1]	108,889
Total Health Care			1,568,353
Industrials - 8.4%
3M Co.	1,900		139,821
General Electric Co.	8,000		262,960
Honeywell International, Inc.	3,700		151,515
Laidlaw International, Inc.	3,700		102,120
Terex Corp.*	2,200	[1]	174,130
Textron, Inc.	4,500		396,495
United Technologies Corp.	5,200		304,200
Waste Management, Inc.	5,100		169,626
Total Industrials			1,700,867
Information Technology - 7.7%
Accenture Ltd.	5,600		182,896
Avnet, Inc.*	2,700		67,851
EMC Corp.*	12,500		175,250
Freescale Semiconductor, Inc.*	8,700	[1]	233,943
Hewlett-Packard Co.	6,100		200,141
International Business Machines Corp.	1,900		152,456
Motorola, Inc.	7,300		156,220
National Semiconductor Corp.	5,200		145,860
Seagate Technology, Inc.	5,000	[1]	132,850
Teradyne, Inc.*	6,900	[1]	115,851
Total Information Technology			1,563,318

The accompanying notes are an integral part of these financial statements.

Systematic Value Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Materials - 3.3%
Allegheny Technologies, Inc.	3,000	[1]	$151,530
Crown Holdings, Inc.*	11,900		217,770
Dow Chemical Co.	4,700	[1]	202,241
Sonoco Products Co.	3,200		104,704
Total Materials			676,245
Telecommunication Services - 5.0%
AT&T, Inc.	12,800		353,152
Sprint Nextel	10,000	[1]	240,300
Verizon Communications, Inc.	12,200		411,140
Total Telecommunication Services			1,004,592
Utilities - 5.5%
CMS Energy Corp.*	6,900	[1]	97,152
Consolidated Edison, Inc.	4,500	[1]	206,415
Constellation Energy Group	2,500		146,850
Edison International	3,300		146,388
Exelon Corp.	3,700		211,307
FPL Group, Inc.	3,500	[1]	146,755
PPL Corp.	5,000		159,000
Total Utilities			1,113,867
Total Common Stocks (cost $17,725,961)			19,818,115

Other Investment Companies - 17.2%[2]
Bank of New York Institutional Cash Reserves Fund, 4.56%[3]	3,068,388		3,068,388
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.36%	413,206		413,206
Total Other Investment Companies (cost $3,481,594)			3,481,594

Total Investments - 115.0% (cost $21,207,555)			23,299,709

Other Assets, less Liabilities - (15.0)%			(3,037,304)

Net Assets- 100.0%			$20,262,405

Note: Based on the cost of investments of $21,212,173 for Federal income tax purposes at February 28, 2006, the aggregate gross unrealized appreciation and depreciation were $2,236,679 and $149,143, respectively, resulting in net unrealized appreciation of investments of $2,087,536.

*	Non-income-producing security.
[1]	Some or all of these shares, amounting to a market value of $2,984,702, or 14.7% of net assets, were out on loan to various brokers.
[2]	Yield shown for an investment company represents the February 28, 2006, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

The accompanying notes are an integral part of these financial statements.

Systematic Value Fund

Statement of Assets and Liabilities

February 28, 2006

Assets:
Investments at value (including securities on loan valued at $2,984,702)*	$23,299,709
Cash	49,515
Receivable for investments sold	171,300
Receivable for Fund shares sold	17,030
Dividends and other receivables	30,172
Prepaid expenses	23,294

Total assets	23,591,020

Liabilities:
Payable for investments purchased	221,382
Payable upon return of securities loaned	3,068,388
Accrued expenses:
Investment advisory and management fees	10,743
Professional fees	11,402
Other	16,700

Total liabilities	3,328,615

Net Assets	$20,262,405

Net Assets Represent:
Paid-in capital	$17,503,349
Undistributed net investment income	34,847
Accumulated net realized gain from investments	632,055
Net unrealized appreciation of investments	2,092,154

Net Assets	$20,262,405

Class A Shares - Net Assets	$1,500
Shares Outstanding	138

Net asset value and redemption price per share	$10.88

Public offering price per share based on a maximum sales charge of 5.75%	$11.54
Class C Shares - Net Assets	$1,500
Shares Outstanding	138

Net asset value, offering and redemption price per share	$10.88

Institutional Class Shares - Net Assets	$20,259,405
Shares Outstanding	1,862,697

Net asset value, offering and redemption price per share	$10.88

__________
* Investments at cost	$21,207,555

The accompanying notes are an integral part of these financial statements.

Systematic Value Fund

Statement of Operations#

For the fiscal year ended February 28, 2006

Investment Income:
Dividend income	$313,587
Securities lending fees	2,364

Total investment income	315,951

Expenses:
Investment advisory and management fees	114,108
Registration fees	12,323
Custodian fees	23,111
Professional fees	8,944
Transfer agent fees	1,666
Reports to shareholders	12,092
Trustees fees and expenses	923
Miscellaneous	3,647

Total expenses before offsets	176,814

Less: Expense reimbursements	(30,103)

Net expenses	146,711

Net investment income	169,240

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,428,379
Net unrealized appreciation of investments	334,591

Net realized and unrealized gain	1,762,970

Net Increase in Net Assets Resulting from Operations	$1,932,210

#	Class A and Class C shares commenced operations at the close of business on February 28, 2006. (See Notes to Financial Statements).

The accompanying notes are an integral part of these financial statements.

Systematic Value Fund

Statement of Changes in Net Assets#

For the fiscal year ended February 28,

	2006	2005
Increase (Decrease) in Net Assets From Operations:
Net investment income	$169,240	$137,797
Net realized gain on investments	1,428,379	1,587,768
Net unrealized appreciation (depreciation) of investments	334,591	(131,831)

Net increase in net assets resulting from operations	1,932,210	1,593,734

Distributions to Shareholders (Institutional Class):
From net investment income	(166,715)	(139,141)
From net realized gain on investments	(1,292,040)	(2,122,473)

Total distributions to shareholders	(1,458,755)	(2,261,614)

From Capital Share Transactions:
Proceeds from the sale of shares	4,490,549	2,631,963
Reinvestment of dividends and distributions	1,458,755	2,261,614
Cost of shares repurchased	(1,208,477)	(3,610,079)

Net increase from capital share transactions	4,740,827	1,283,498

Total increase in net assets	5,214,282	615,618

Net Assets:
Beginning of year	15,048,123	14,432,505

End of year	$20,262,405	$15,048,123

End of year undistributed net investment income	$34,847	$32,322

#	Class A and Class C shares commenced operations at the close of business on February 28, 2006. (See Notes to Financial Statements).

The accompanying notes are an integral part of these financial statements.

Systematic Value Fund – Institutional Class Shares

Financial Highlights#

For a share outstanding throughout each period ended February 28,

	2006	2005	2004	2003*
Net Asset Value, Beginning of Period	$10.59	$11.16	$8.09	$10.00

Income from Investment Operations:
Net investment income	0.11	0.12	0.08	0.03
Net realized and unrealized gain (loss) on investments	1.13	1.29	3.46	(1.92)

Total from investment operations	1.24	1.41	3.54	(1.89)

Less Distributions to Shareholders from:
Net investment income	(0.11)	(0.12)	(0.07)	(0.02)
Net realized gain on investments	(0.84)	(1.86)	(0.40)	—

Total distributions to shareholders	(0.95)	(1.98)	(0.47)	(0.02)

Net Asset Value, End of Period	$10.88	$10.59	$11.16	$8.09

Total Return [1]	12.02%	13.11%	44.07%	(18.91)%[2]

Ratio of net expenses to average net assets	0.90%	0.90%	0.90%	0.90%[3]
Ratio of net investment income to average net assets [1]	1.04%	1.06%	0.95%	0.86%[3]
Portfolio turnover	112%	154%	132%	119%[2]
Net assets at end of period (000’s omitted)	$20,259	$15,048	$14,433	$7,707

Expense Offsets: [4]
Ratio of total expenses to average net assets	1.08%	1.29%	1.35%	2.20%[3]
Ratio of net investment income to average net assets	0.86%	0.67%	0.50%	(0.44)%[3]

#	Classes A and C shares commenced operations at the close of business on February 28, 2006. (See Notes to Financial Statements.)
*	Commencement of operations was on April 1, 2002.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1c of Notes to Financial Statements).
[2]	Not annualized.
[3]	Annualized.
[4]	Excludes the impact of expense reimbursements and expense offsets such as brokerage recapture credits, but includes non-reimbursable expenses such as interest and taxes. (See Note 1c of Notes to Financial Statements.)

Systematic Value Fund

Notes to Financial Statements

February 28, 2006

1.	Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended. Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is an equity fund, the Systematic Value Fund (the “Fund”).

Effective February 28, 2006, two new classes were added, Class A and Class C, in addition to the existing Institutional Class. Initial investments of $1,500 were made in each new class by Managers Investment Group LLC. Each class represents interest in the same assets of the Fund and the activity. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. All three classes have equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Sales of Class A shares may be subject to a front-end sales charge of up to 5.75%. Redemptions of Class C shares may be subject to a contingent-deferred sales charge (as a percentage of the original offering price or the net asset value at the time of sale, whichever is less). Institutional Class shares are available, with no sales charge, to certain institutional investors and qualifying individual investors.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a.	Valuation of Investments:

Equity securities traded on a domestic securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. Under certain circumstances, the value of a Fund investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Fund. The Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Fund calculates its NAV, (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. The Manager monitors intervening events that may affect the value of securities held in the Fund’s portfolio and,

Systematic Value Fund

Notes to Financial Statements (continued)

in accordance with procedures adopted by the Fund’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities and ratings, and are supplemented by dealer and exchange quotations. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s which are valued the same as equity securities. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

b.	Security Transactions:

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses:

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has a “balance credit” arrangement with The Bank of New York (“BNY”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. This credit serves to reduce custody expenses that would otherwise be charged to the Fund. For the fiscal year ended February 28, 2006, the custodian expense was not reduced.

Managers Investment Group, LLC (the “Investment Manager”), a subsidiary of Affiliated Managers Group, Inc. (“AMG”) and the Investment Manager for the Fund, has contractually agreed, through at least July 1, 2007, to waive fees and pay or reimburse expenses to the extent that the total annual operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) of the Fund exceed 1.15%, 1.90%, 0.90% of the Fund’s average daily net assets for Class A, Class C, and Institutional Class, respectively.

The Fund may be obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses in any such year to exceed the previously stated percentages of that Fund’s average daily net assets.

For the fiscal year ended February 28, 2006, the cumulative amount of reimbursement for the Fund equaled $132,376.

Total returns and net investment income for the Fund would have been lower had certain

Systematic Value Fund

Notes to Financial Statements (continued)

expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements and expense offsets such as brokerage recapture credits but includes non-reimbursable expenses such as interest and taxes, if any.

d.	Dividends and Distributions:

Dividends resulting from net investment income, if any, normally will be declared and paid annually in December. Distributions of capital gains, if any, will also be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities, and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. The tax character of distributions paid during fiscal years 2006 and 2005 were as follows:

	2006	2005
Distributions paid from:
Ordinary income	$166,715	$139,141
Short-term capital gains	918,475	1,261,394
Long-term capital gains	373,565	861,079

	$1,458,755	$2,261,614

As of February 28, 2006, the components of distributable earnings (excluding unrealized appreciation/ depreciation) on a tax basis consisted of:

Undistributed ordinary income	$34,847
Undistributed short-term capital gains	394,398
Undistributed long-term capital gains	242,275

e.	Federal Taxes:

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

f.	Capital Loss Carryovers:

As of February 28, 2006, the Fund had no accumulated net realized capital loss carryover from securities transactions for Federal income tax purposes.

g.	Capital Stock:

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest with $0.001 par value per share. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date. For the fiscal years ended February 28, 2006 and February 28, 2005, the capital stock transactions in the Fund per class were:

Systematic Value Fund

Notes to Financial Statements (continued)

	2006		2005
	Shares	Amount	Shares	Amount
Class A Shares
Proceeds from the sale of shares	138	$1,500	—	$—
Reinvestment of dividends and distributions	—	—	—	—
Cost of shares repurchased	—	—	—	—

Net Increase	138	$1,500	—	$—

Class C Shares
Proceeds from the sale of shares	138	$1,500	—	$—
Reinvestment of dividends and distributions	—	—	—	—
Cost of shares repurchased	—	—	—	—

Net Increase	138	$1,500	—	$—

Institutional Class
Proceeds from the sale of shares	413,492	$4,487,549	246,944	$2,631,963
Reinvestment of dividends and distributions	139,460	1,458,755	218,936	2,261,614
Cost of shares repurchased	(111,844)	(1,208,477)	(337,785)	(3,610,079)

Net Increase	441,108	$4,737,827	128,095	$1,283,498

At February 28, 2006, certain unaffiliated shareholders (specifically omnibus accounts) individually held greater than 10% of the outstanding shares of the Fund as follows: three in the Institutional Class own collectively 61%.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which Managers Investment Group LLC (the “Investment Manager”), a wholly-owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration. The Fund is distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of Managers Investment Group LLC. The Fund’s investment portfolio is managed by Systematic Financial Management, L.P. (“Systematic”), which serves pursuant to a Subadvisory Agreement by and between the Investment Manager and Systematic with respect to the Fund. AMG indirectly owns a majority interest in Systematic. Certain Trustees and Officers of the Fund are Officers and/ or Directors of the Investment Manager, AMG, and/or MDI.

The Fund is obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.70% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Systematic 0.70% of the average daily net assets of the Fund for its services as subadvisor. Under the Investment Management Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Systematic, Systematic reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

Systematic Value Fund

Notes to Financial Statements (continued)

Prior to July, 1, 2005, the aggregate annual retainer paid to each Independent Trustee was $52,000, plus $2,000 for each meeting attended. Effective, July 1, 2005, the aggregate annual retainer paid to each Independent Trustee is $55,000, plus $4,000 or $2,000 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Advisor based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $10,000 per year. (Prior to July 1, 2005, the Independent Chairman was paid an additional $5,000 per year). Effective July 1, 2005, the Chairman of the Audit Committee receives an additional $2,000 per year. The “Trustee fees and expenses” shown in the financial statements amounting to $923 for the fiscal year ended February 28, 2006 represents the Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Fund is distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of Managers Investment Group LLC. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or MDI. Managers Distributors, Inc. (the “Distributor”) serves as the principal underwriter for the Fund. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. (“NASD”). Shares of the Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to an Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature.

Effective February 28, 2006, the Fund adopted a distribution and service plan with respect to the Class A and Class C shares of the Fund (the “Plan”), in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset-based sales charges.

Pursuant to the Plan, the Fund may compensate MDI for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to MDI up to 0.25% and 1.00% annually of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively.

The Plan further provides for periodic payments by MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Class A or Class C shares of the Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

Class A and Class C shares commenced operations at the close of business on February 28, 2006. As a result, there were no Rule 12b-1 fees for the fiscal year ended February 28, 2006.

Systematic Value Fund

Notes to Financial Statements (continued)

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the fiscal year ended February 28, 2006, were $21,226,401 and $17,989,714, respectively. There were no purchases or sales of U.S. Government securities for the Fund.

4.	Portfolio Securities Loaned

The Fund may participate in a securities lending program offered by BNY providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate. Earnings (after any rebates) are then divided between BNY, as a fee for its services under the program, and the Fund loaning the security, according to agreed-upon rates.

5.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Tax Information (unaudited)

The Fund hereby designates the maximum amounts allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2005 and 2006 Form 1099-DIVs you receive for the Fund will show the tax status of all distributions paid to you during the respective calendar year.

Pursuant to section 852 of the Internal Revenue Code, the Fund designates long-term capital gains of $486,268 for the taxable year ended February 28, 2006.

The tax character of distributions paid during fiscal years 2006 and 2005 were as follows:

	2006	2005
As a % of distributions paid:
Qualified ordinary income	100.00%	100.00%
Ordinary income - dividends received deduction	26.13%	15.09%

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Managers AMG Trust and

the Shareholders of Systematic Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Systematic Value Fund (the “Fund”) at February 28, 2006, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 13, 2006

Trustees and Officers (unaudited)

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Fund. The Trustees are experienced executives who meet periodically throughout the year to oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund’s performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 800 Connecticut Avenue, Norwalk, Connecticut 06854.

There is no stated term of office for Trustees. Trustees serve until their resignation, retirement or removal in accordance with the Trust’s organizational documents and policies adopted by the Board from time to time. The Chairman of the Trustees, President, Treasurer and Secretary of the Trust are elected by the Trustees annually. Other officers hold office at the pleasure of the Trustees.

Independent Trustees

The following Trustees are not “interested persons” of the Trust within the meaning of the 1940 Act:

Name, Date of Birth, Number of Funds Overseen in Fund Complex*	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Jack W. Aber, 9/9/37 • Trustee since 1999 • Oversees 35 Funds in Fund Complex	Professor of Finance, Boston University School of Management (1972-Present); Trustee of Appleton Growth Fund (1 portfolio); Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio)

William E. Chapman, II, 9/23/41 • Independent Chairman • Trustee since 1999 • Oversees 35 Funds in Fund Complex	President and Owner, Longboat Retirement Planning Solutions (1998-Present); Hewitt Associates, LLC (part time) (provider of Retirement and Investment Education Seminars); Interim Executive Vice President, QuadraMed Corporation (2001); President, Retirement Plans Group, Kemper Funds (1990-1998); Trustee of Bowdoin College (2002-Present); Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio)

Edward J. Kaier, 9/23/45 • Trustee since 1999 • Oversees 35 Funds in Fund Complex	Attorney at Law and Partner, Hepburn Willcox Hamilton & Putnam, LLP (1977-Present); Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio)

Steven J. Paggioli, 4/3/50 • Trustee since 2004 • Oversees 35 Funds in Fund Complex	Consultant (2001-Present); Formerly Executive Vice President and Director, The Wadsworth Group (1986-2001); Executive Vice President, Secretary and Director, Investment Company Administration, LLC (1990-2001); Vice President, Secretary and Director, First Fund Distributors, Inc. (1991-2001); Trustee, Professionally Managed Portfolios (22 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP; Trustee, Guardian Mutual Funds (28 portfolios)

Trustees and Officers (continued)

Eric Rakowski, 6/5/58 • Trustee since 1999 • Oversees 35 Funds in Fund Complex	Professor, University of California at Berkeley School of Law (1990-Present); Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio)

Thomas R. Schneeweis, 5/10/47 • Trustee since 2004 • Oversees 35 Funds in Fund Complex	Professor of Finance, University of Massachusetts (1985-Present); Director, CISDM at the University of Massachusetts, (1996-Present); President, Alternative Investment Analytics, LLC, (formerly Schneeweis Partners, LLC) (2001-Present); Director of Research, URSA Capital (subsidiaries: Lyra/Starview Capital LLC), (2004-Present); Partner, Northampton Capital Management, LLC; Partner, TRS Associates (Sole Proprietorship) and member of Massachusetts Finance Institute (wholly owned subsidiary of Alternative Investment Analytics). No other directorships held by Trustee.

*	The Fund Complex consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

Interested Trustees

The following Trustees are “interested persons” of the Trust within the meaning of the 1940 Act. Mr. Lebovitz is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with Managers Investment Group LLC and Managers Distributors, Inc. Mr. Nutt is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with, and interest in securities of, Affiliated Managers Group, Inc.

Name, Date of Birth, Number of Funds Overseen in Fund Complex*	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee

Peter M. Lebovitz, 1/18/55 • Trustee since 2002 • President since 1999 • Oversees 35 Funds in Fund Complex	Managing Partner, Managers Investment Group LLC (2005-Present); President and Chief Executive Officer, The Managers Funds LLC (1999-2004); President, Managers Distributors, Inc. (2000-Present); President, The Managers Funds (1999-Present); President, Managers Trust I (2000-Present); President, Managers Trust II (2000-Present)

William J. Nutt, 3/30/45 • Trustee since 2005 • Oversees 35 Funds in Fund Complex	Chairman and Founder of Affiliated Managers Group, Inc., (1993-Present); Chief Executive Officer of Affiliated Managers Group, Inc. (1993-2004); Director, Affiliated Managers Group, Inc. (1993-Present)

*	The Fund Complex consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

Trustees and Officers (continued)

Officers

Name, Date of Birth, Position(s) Held with Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years
Bruce M. Aronow, 5/31/65 • Chief Financial Officer since 2005	Managing Partner, Managers Investment Group LLC (2005-Present); Chief Financial Officer, The Managers Funds, Managers Trust I and Managers Trust II (2005-Present); Executive Vice President and Chief Financial Officer and Principal, Rorer Asset Management (1999-2004); Chief Operating Officer, Rorer Asset Management (2001-2004)

Christine C. Carsman, 4/2/52 • Secretary since 2004	Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2004-Present); Secretary, The Managers Funds, Managers Trust I and Managers Trust II (2004-Present); Senior Counsel, Vice President and Director of Operational Risk Management and Compliance, Wellington Management Company, LLP (1995-2004)

Donald S. Rumery, 5/29/58 • Treasurer since 1999	Senior Vice-President, Managers Investment Group LLC (2005-Present); Director, Finance and Planning, The Managers Funds LLC, (1994-2004); Treasurer and Chief Financial Officer, Managers Distributors, Inc. (2000-Present); Treasurer, Managers Trust I and Managers Trust II (2000-Present); Treasurer, The Managers Funds (1995-Present); Secretary, Managers Trust I and Managers Trust II (2000-2004) and Secretary, The Managers Funds (1997-2004).

THIS PAGE INTENTIONALLY LEFT BLANK

Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Subadvisor

Systematic Financial Management, L.P.

300 Frank W. Burr Blvd.

Greenpointe East, 7th Floor

Teaneck, New Jersey 07666

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PFPC, Inc.

attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

MANAGERS AND MANAGERS AMG EQUITY FUNDS

CAPITAL APPRECIATION

Essex Investment Management Co., LLC

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

ESSEX AGGRESSIVE GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ GLOBAL ALTERNATIVES

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

INSTITUTIONAL MICRO-CAP

Kern Capital Management LLC

INTERNATIONAL EQUITY

Bernstein Investment Research and Management

Lazard Asset Management, LLC

Wellington Management Company, LLP

INTERNATIONAL GROWTH

Wellington Management Company, LLP

MICRO-CAP

Kern Capital Management LLC

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RORER LARGE-CAP

Rorer Asset Management, LLC

SMALL CAP

TimesSquare Capital Management, LLC

SMALL COMPANY

Epoch Investment Partners, Inc.

Kalmar Investment Advisers, Inc.

SPECIAL EQUITY

Donald Smith & Co., Inc.

Kern Capital Management LLC

Skyline Asset Management, L.P.

Veredus Asset Management LLC

Westport Asset Management, Inc.

SYSTEMATIC VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

VALUE

Armstrong Shaw Associates Inc.

Osprey Partners Investment Mgmt., LLC

20

Oak Associates, Ltd.

MANAGERS BALANCED FUNDS

BALANCED

Chicago Equity Partners, LLC

Loomis, Sayles & Company L.P.

GLOBAL

333 Global Advisers*

Armstrong Shaw Associates Inc.

Bernstein Investment Research and Management

First Quadrant, L.P.

Kern Capital Management LLC

Northstar Capital Management, Inc.

Wellington Management Company, LLP

MANAGERS FIXED INCOME FUNDS

BOND (MANAGERS)

Loomis, Sayles & Company L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Evergreen Investment Management Company, LLC

FIXED INCOME

Loomis, Sayles & Company L.P.

GLOBAL BOND

Loomis, Sayles & Company L.P.

HIGH YIELD

J.P. Morgan Investment Management Inc.

INTERMEDIATE DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET (MANAGERS)

JPMorgan Investment Advisors Inc.

MONEY MARKET (FREMONT)

333 Global Advisers*

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

*	A division of Managers Investment Group LLC

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member NASD.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

Item 2. CODE OF ETHICS

Registrant has adopted a Code of Ethics. See attached Exhibit (a)(1).

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Registrant’s Board of Trustees has determined that independent Trustees Mr. Jack W. Aber and Mr. Steven J. Paggioli each qualify as the Audit Committee Financial Expert. Mr. Aber and Mr. Paggioli are “independent” as such term is defined in Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

The aggregate fees billed by PwC to the Fund for the Fund’s two most recent fiscal years for professional services rendered for audits of annual financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements (“Audit Fees”) were as follows:

2005	2004
$8,160	$8,160

Audit-Related Fees

There were no fees billed by PwC to the Fund in its two recent fiscal years for services rendered for assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements, but are not reported as Audit Fees (“Audit-Related Fees”).

For the Fund’s two most recent fiscal years, there were no Audit-Related Fees billed by PwC for engagements related directly to the operations and financial reporting of one or more Funds by a Fund Service Provider. A Fund Service Provider is (a) any investment adviser to the Fund (not including any Subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or (b) any entity that provides ongoing services to the Fund and is controlling, controlled by or under common control with a Fund investment adviser described in (a).

Tax Fees

The aggregate fees billed by PwC to the Fund for the two most recent fiscal years for professional services rendered for tax compliance, tax advice, and tax planning (“Tax Fees”) were as follows:

2005	2004
$3,780	$2,500

For the Fund’s two most recent fiscal years, Tax Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Fund was $0 for fiscal 2005 and $0 for fiscal 2004, respectively.

The services for which Tax Fees were charged comprise all services performed by professional staff in PwC’s tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

All Other Fees

There were no other fees billed by PwC to the Fund for all other non-audit services (“Other Fees”) during the Fund’s two most recent fiscal years. During the same period, there were no Other Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Fund.

According to policies adopted by the Audit Committee, services provided by PwC to the Fund must be pre-approved by the Audit Committee. On an annual basis, the Audit Committee reviews and pre-approves various types of services that PwC may perform for the Fund without specific approval of each engagement, subject to specified budget limitations. As contemplated by the Sarbanes-Oxley Act of 2002 and related SEC rules, the Audit Committee also pre-approves non-audit services provided by PwC to any Fund Service Provider for any engagement that relates directly to the operations and financial reporting of the Fund. Any engagement that is not already pre-approved or that will exceed a pre-approved budget must be submitted to the Audit Committee for pre-approval. The Chairman of the Audit Committee is authorized on behalf of the Board of Trustees and the Audit Committee to approve the engagement of PwC to perform non-audit services subject to certain conditions, including notification to the Audit Committee of such pre-approval not later than the next meeting of the Audit Committee following the date of such pre-approval.

There were no other fees billed by PwC for non-audit services rendered to the Fund and to Fund Service Providers for the Fund’s two most recent fiscal years.

The Audit Committee has considered whether the provision of non-audit services by PwC to Fund Service Providers that were not required to be pre-approved by the Audit Committee is compatible with maintaining PwC’s independence in its audit of the Fund, taking into account representations from PwC, in accordance with Independence Standards Board Standard No. 1, regarding its independence from the Fund and its related entities.

The following table sets forth the non-audit services provided by PwC to the Fund and its service affiliates defined as the Fund’s investment advisor and any entity controlling, controlled by or under common control with Managers Investment Group LLC that provides ongoing services to the Fund (“Control Affiliates”) for the last two fiscal years.

	Audit-related fees A		Tax fees A		All other fees A
	2004	2003	2004	2003	2004	2003
Control Affiliates	$155,040	$0	$260,600	$16,350	$0	$0

A	Aggregate amounts may reflect rounding.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6. SCHEDULE OF INVESTMENTS

Not applicable.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11. CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s fourth fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the internal control over financial reporting.

Item 12. EXHIBITS

(a)(1)	Any Code of Ethics or amendments hereto. Filed herewith.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date:	May 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: May 5, 2006

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date: May 5, 2006